CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash Flows from Operating Activities
Net (loss)/income	¥ 167,095	$ 25,681	¥ 23,946	¥ (37,853)
Adjustment to reconcile net income to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment	3,542	544	2,399	285
Amortization of intangible assets	175	27
Inventory write-down	2,449	376	1,037	0
Share-based compensation	62,787	9,650	57,735	55,991
Loss / (gain) on equity method investment	(2,806)	(431)	1,829
Realized gain from the disposal of long-term investments	(2,373)	(365)
Loss on disposal of property, plant and equipment	192	30
Deferred income taxes	(18,962)	(2,915)	(18,468)	(3,208)
Changes in operating assets and liabilities
Accounts receivable	(13,158)	(2,022)	2,218	(17,770)
Inventories	(57,609)	(8,854)	(103,464)	(52,822)
Prepaid expenses and other current assets	(32,985)	(5,069)	6,691	(9,888)
Amount due from related parties	(109,756)	(16,869)	(287,661)	(128,478)
Amount due to related parties	(281)	(43)		7,957
Accounts payable	181,628	27,916	271,999	164,044
Notes payable	2,581	397	2,662
Advance from customers	4,333	666	5,885
Income tax payable	972	149	21,697	(1,068)
Accrued expense and other current liabilities	45,572	7,005	28,761	16,043
Other non-current liability	4,940	759
Net Cash (used in) provided by Operating Activities	238,336	36,632	17,266	(6,767)
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(21,454)	(3,297)	(10,274)	(2,915)
Prepayment for other non-current assets	(3,000)	(461)
Purchase of intangible assets	(88)	(14)	(1,223)
Cash received from the disposal of property, plant and equipment	164	25		4
Loans provided to related parties			(16,071)
Loans provided to others	(12,857)	(1,976)
Loans repaid by others	1,000	154
Purchase of short-term investment	(6,506)	(1,000)	(8,937)
Purchase of long-term investments	(23,610)	(3,629)	(62,882)	(2,000)
Disposal of short-term investment	2,062	317
Disposal of long-term investments	23,085	3,548
Net Cash Used in Investing Activities	(38,881)	(5,976)	(99,387)	(4,911)
Cash Flows from Financing Activities
Exercise of share options	89	13	24
Bank borrowings	30,000	4,611	10,000
Repayment of bank borrowing	(10,000)	(1,537)
Repurchase of ordinary shares				(19,467)
Net Cash Provided by Financing Activities	20,089	3,087	10,024	214,063
Net increase (decrease) in cash and cash equivalents and restricted cash	219,544	33,743	(72,097)	202,385
Effect of exchange rate changes	(3,175)	(488)	5,262	10,226
Cash and cash equivalents and restricted cash at beginning of year	153,152	23,539	219,987	7,376
Cash and cash equivalents and restricted cash at end of the year	369,521	56,794	153,152	219,987
Supplemental disclosure of cash flow information
Income tax paid	35,892	5,517	9,599	3,595
Interest paid	1,997	307
Non-cash investing and financing activity
Payable for long-term investment			¥ 15,000
Conversion from loan to long-term investment	8,000	1,230
Payable for property, plant and equipment	264	41
Series B-2 Preferred Shares
Cash Flows from Financing Activities
Proceeds received from issuance of preferred shares				214,063
Non-cash investing and financing activity
Conversion of bridge loan to Series B-2 preferred shares (Note 15)				55,232
Series B-1 Preferred Shares
Cash Flows from Financing Activities
Proceeds received from issuance of preferred shares				¥ 19,467
Yunding
Cash Flows from Investing Activities
Purchase of Yunding, net of cash acquired of RMB3,475	¥ 2,323	$ 357